Inventories (Tables)	6 Months Ended
Oct. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Parts	53,021	46,120	35,443
Partial finished goods	94,391	101,906	78,315
Finished goods	162,595	163,629	125,749
	310,007	311,655	239,507